Investment Strategy - Canterbury Portfolio Thermostat Fund	Aug. 27, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is designed to pursue risk-adjusted growth by maintaining an efficient portfolio exhibiting lower or decreasing portfolio volatility throughout variable market environments. “Risk-adjusted growth” means the return of an investment (its “growth”) relative to the risk or “volatility” experienced. The Fund seeks to grow investments with lower volatility/fluctuations in order to achieve the greatest return for a given level of risk. An efficient portfolio is a portfolio that seeks to match existing market conditions to avoid substantial declines in value and produce long-term growth.

To achieve its investment objective of obtaining long-term, risk adjusted growth, the Fund’s investment strategies aim to limit risk, as defined by “volatility” and “drawdown” (or declines). The Fund is an adaptive strategy, meaning that it adjusts its holdings and allocations to move in concert with ever-changing market environments. As markets fluctuate, risks within the markets change, whether going from a low volatility environment to a high volatility environment or vice versa. The Fund seeks long-term, risk adjusted growth by attempting to limit portfolio declines during highly volatile bear markets. By limiting declines, the portfolio has a smaller “base” to compound. As an example, a -10% decline only requires an 11% return to breakeven, but a -50% decline requires a 100% to breakeven. The Fund aims to limit declines and provide stable growth and achieve long-term, risk-adjusted growth, meaning growth adjusted for the volatility seen in the portfolio.

The Fund employs a tactical methodology to adjust the portfolio’s asset allocation and diversification to the changing market conditions. The Fund will invest in broadly diversified liquid securities traded on major exchanges, comprised of both exchange traded funds (“ETFs”) and individual exchange-listed securities. The Fund will invest in any debt, equity, and alternative security deemed appropriate and necessary to improve the portfolio’s composition. Exposure to these types of securities is obtained indirectly through the use of ETFs and directly through investments in exchange listed securities of individual issuers. The term “alternative security” or “Alternative” as used in this prospectus refers to an ETF that is invested in commodities, currencies, or is a 1x inverse ETF. Under normal circumstances, the Fund invests more than 50% of its assets, and may invest up to 100% of its assets, in ETFs, and the portion of the Fund’s investments that are invested in this manner are subject to the attendant risks of a fund of funds structure. Depending on market conditions, the Fund may invest up to 50% of its assets in listed securities of individual issuers. The portfolio management team will adjust allocation ranges when investment considerations are identified to warrant such actions to meet the Fund’s objectives. The fund does not invest in alternative securities that are not ETFs.

Canterbury Investment Management, LLC, the Fund’s investment adviser (the “Adviser”), uses a proprietary comprehensive portfolio management strategy called the Canterbury Portfolio Thermostat (the “Portfolio Thermostat Strategy”) to manage the Fund’s assets. The Portfolio Thermostat Strategy is a systematic, actively managed but rules-based process designed to manage the asset allocation and diversification of portfolio holdings in order to create and maintain an efficient portfolio. The Adviser actively manages the Fund’s holdings and allocations based on a rules-based methodology. It is active management in that the Adviser is selecting which securities go into or leave the portfolio, as opposed to “buy and hold” strategy. Those securities are chosen based on a rules-based methodology. In other words, there is a process for how those securities are chosen. The Adviser rates and ranks each ETF and each individual security according to a combination of technical indicators. The overriding factor that determines which security is selected is how the security correlates with the other securities held in the portfolio and the impact of an investment in that security on the portfolio’s volatility, as measured by the adviser’s proprietary Canterbury Volatility Index.

Through the employment of the Portfolio Thermostat Strategy, the Fund will be able to access, through the active management of various investments, asset classes and investment styles to assist in maintaining low and/or decreasing portfolio volatility under varying market conditions. The Fund may select its portfolio holdings from an expansive universe of securities that would qualify as a “go anywhere” strategy. Because it has a “go anywhere” strategy, the Fund is unconstrained with respect to market capitalization, investment style (such as growth or value), or geography (whether domestic, international or emerging markets). For example, securities characterized as “growth stocks” and “value stocks” may or may not be used within the Fund’s strategy, depending on the technical characteristics of those securities. The Fund does not regard growth potential, or Price to Earnings multiples when selecting its holdings. While the Fund has the authority to invest directly in any security in which its underlying ETFs are eligible to invest, the Fund currently intends to achieve exposure to fixed income, currencies, commodities, and inverse securities exclusively through investments in ETFs when needed as a risk management tool. The number of the Fund’s holdings, the percentage of Fund assets allocated to each holding and the diversification of the Fund’s holdings are based on several factors, such as the current state of the market environment and the availability of asset classes and investment styles required to successfully implement the Portfolio Thermostat Strategy.

Overview of the Portfolio Thermostat Strategy

The Portfolio Thermostat Strategy is a comprehensive portfolio management process that seeks to maintain low and consistent portfolio volatility throughout all market conditions, through a rules-based methodology which incorporates a group of technical and volatility indicators.

The strategy is broken down into three major steps:

(1) Analyze and identify the current macro market environment. A macro market environment refers to whether the global equity markets are bullish, bearish, or transitional. A bullish environment is a period when most stocks are trending higher by displaying a series of higher highs in price and higher lows in price and generally low or decreasing volatility. A bearish environment is a period when most stocks are in a downtrend, experiencing lower lows in price and lower highs in price and generally high or increasing volatility. A transitional period refers to when a bull period begins to display certain bearish characteristics, such as increasing volatility and no longer putting in higher highs and higher lows. The same is also true for a bear market that is beginning to display bullish characteristics. The overall market trend – “Bullish”, “Transitional” or “Bearish” – determines portfolio allocation in the sense that as a go-anywhere strategy, the Fund’s allocation will differ in each of those 3 market environments. As an example, in a Bullish market environment, the Fund may have minimal exposure to non-equity ETFs or securities. On the contrary, in a Bearish market environment, the Fund may have larger exposure to inverse securities and other alternative ETFs to limit the portfolio’s volatility in an environment where most equity securities are exhibiting high volatility and high risk.

(2) Classify securities into diverse investment classes. Securities are allocated between two investment categories: the “Global Equity Market Universe” (“Global Equities”) and “Bonds and Alternatives to Global Equities” (“Bonds and Alternatives”). The strategy classifies its universe of investments, from which it makes its security selection, into these two classes. Securities in the Global Equities tend to correlate with the macro market environment and thus the “Market State”[1],while those classified as Alternatives tend to be less connected, or not connected, to the systematic fluctuations (market specific risk) of global equities (stocks). For example, if the market environment is bullish, the Global Equities class will tend to be bullish as well, (meaning that it will have low or decreasing volatility), while Bonds and Alternatives will tend to be either bearish (have high or increasing volatility) or are not directly affected. The reverse would be true if the market environment is bearish.

[1]	“Market State” is a proprietary term that the Adviser uses to gauge the overall efficiency of the domestic stock market environment. The Market State indicator is constructed of long-term volatility, and short-term technical indicators. The Market State is intended to provide an overview of the market’s level of risk, whether high, low or transitional. Based on the combination of technical and volatility indicators, there are 12 possible Market States, which are divided into 3 different Market Environments (5 low risk, 3 transitional, 4 high risk). Market States are updated every day and can change quickly or seldom. Markets are liquid and dynamic, therefore, there is no timetable for when they change. Markets tend to adhere to existing trends, which tends to limit major shifts in Market State Environments. That being said, Market States can change at any time.

The Fund’s universe of investments is created to be as representative as possible of major style indices, geographic regions, individual countries, market sectors, and industries within market sectors, and is constructed of ETFs and individual listed securities. To give examples, as it relates to equity securities, stocks chosen for the Fund are typically domestic or ADRs listed on major US exchanges. The ETFs that are used are broad ranging and representative of many asset classes. To name a few examples, as it relates to ETFs:

●	Major Style Indexes: large cap/mid cap/small cap growth & value index

●	Geographic regions: MSCI EAFE, Europe, Emerging Markets, Asia Pacific, Latin America

●	Individual Countries: Mexico, Japan, Brazil, South Korea, Vietnam, China, India, Switzerland, Italy

●	Market Sectors: S&P 500 11 Sectors (info tech, communications, financials, real estate, industrials, consumer discretionary, consumer staples, utilities, basic materials, health care, and energy)

●	Industries within market sectors: Biotech, homebuilders, retailers, food and beverage, semiconductors, insurance, banks

When compiling the universe, the Fund’s investment strategy seeks to cover the broadest possible range of ETFs and individual listed securities available, while seeking to avoid duplication of issuers and investment categories already included in the Fund’s portfolio. The Fund managers will, at their discretion, add or remove any securities to or from the Fund’s universe of investments that are deemed to be potentially appropriate to meet the Fund’s objectives.

ETFs or mutual funds that use various derivatives, sometimes referred to as leverage, may be included in the universe of potential Fund holdings as long as the ETF or mutual fund does not exceed a 1x1 relationship to the underlying index or asset class. Any ETF or mutual fund that uses “leverage” to create more volatility (such as a 2x1 or 3x1) for the purpose of creating a “multiplier effect” has been determined to be inappropriate for meeting the Fund’s objectives and will not be included in the universe of potential holdings.

On average, the Fund will typically hold between 10 to 20 holdings. Those holdings will be a combination of ETFs and individual listed stock securities. The Fund’s individual ETF holdings will range in size from about 5-9% on average and will represent between 50% and 100% of the Fund’s assets. The Fund’s exposure to individual listed stock securities may be up to 50% of the Fund’s holdings. No effort will be made to differentiate between the total number of positions split between stocks and ETFs. The maximum total portfolio holding percentage directly invested in listed securities of individual issuers is limited to 50%, while the minimum total holding percentage directly invested in listed securities of individual issuers is 0%.

The Fund’s allocation between listed securities of individual issuers and ETFs is determined by a number of factors, including the current Market State rating (based on Canterbury’s proprietary, mathematical Market State indicators), the portfolio’s current level of volatility (as defined by the Canterbury Volatility Index), and a “benefit of diversification” score (a technical formula that the Adviser uses to quantify security correlations within the portfolio). The primary purpose of listed security holdings of individual issuers within the portfolio is to increase the portfolio’s volatility during more efficient market environments and raise the portfolio’s volatility to an optimum range during periods of low volatility in the markets. When markets are efficient, and volatility in the markets is low, the Fund may exhibit volatility that is too low – below the optimum range – due to being diversified primarily with ETFs. Markets like the S&P 500 are unbalanced. As an example, if the Information Technology sector represents 28% of the S&P 500’s capitalization. The Fund would not take a 28% position in XLK (the Technology Select Sector SPDR Fund), and instead would be relatively equally diversified across its ETF holdings. This can make volatility in the Fund too low to generate desired returns. The addition of individual listed securities to the Fund’s portfolio allows the Fund to broaden its universe and take positions in securities that will have a higher level of volatility (although still efficient levels) than ETFs which are diversified across several underlying holdings. Targeted exposure of the Fund’s portfolio to individual issuers will theoretically raise portfolio volatility to more optimum levels during low volatility periods, while at the same time not putting the Fund in a position of being vastly overweight in one sector, like the markets currently are with respect to technology stocks.

Both the ETF and listed security holdings of individual issuers are evaluated based on their individual security Market State rating, their risk-adjusted ranking, and how they correlate with other securities within the portfolio.

(3) Optimize the combination of securities that collectively will help achieve an efficient portfolio with low or decreasing volatility in the current market environment. This is done through the following steps:

(a) For each investment class, securities are identified for purchase or sale through a two-step “rating” and then “ranking” process. Each security is rated as either a Buy, Hold, or Sell. The rating is determined by three technical factors: (i) long-term factors based on various moving averages (which identify long-term trends, momentum, areas of support or resistance), (ii) short-term factors based on short-term moving averages, relative strength, and volume, and (iii) volatility factors that identify change in volatility, the velocity of the change, and the direction. A Buy or Sell rating is triggered when the algorithmic combination of these three factors indicates either low or decreasing volatility (Buy) or high or increasing volatility (Sell).

(b) Securities are then ranked against each other, using a technical indicator, based on their relative strength, which is weighted according to their volatility. For example, if one security has twice as much volatility as another, then that security’s relative strength would be reduced by half to convert relative strength ranking to a risk-adjusted basis.

Both the rating and ranking of a security are dependent upon the market environment. Just as the market will go through bull (of low or decreasing volatility) and bear (of high or increasing volatility) markets, securities will also go through bull and bear periods. The rating and ranking system is responsive to the changes in a security’s volatility and is designed to determine not only which securities are appropriate or inappropriate for maintaining low portfolio volatility (through its rating), but also which are mostly likely to perform most strongly in the given environment (through its ranking).